j.p. morgan acceptance corporation ii abs-15g

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
304677217	XXXXX		Property Type	Single Family Detached	Condominium	Audit Value pulled from appraisal
304709762	XXXXX		Borrower 1 FTHB	true	false	Per the Final 1003 B1 is FTHB